SCHEDULE OF EARN-OUT AWARD SHARE PRICE (Details)	12 Months Ended
Mar. 31, 2022 $ / shares shares
IfrsStatementLineItems [Line Items]
Number of shares to be awarded	3,030,000
First Anniversary Closing Date [Member]
IfrsStatementLineItems [Line Items]
Share price target | $ / shares	$ 15.00
Number of shares to be awarded	3,000,000
Second Anniversary Closing Date [Member]
IfrsStatementLineItems [Line Items]
Share price target | $ / shares	$ 20.00
Number of shares to be awarded	3,000,000
Third Anniversary Closing Date [Member]
IfrsStatementLineItems [Line Items]
Share price target | $ / shares	$ 25.00
Number of shares to be awarded	3,000,000
Fourth Anniversary Closing Date [Member]
IfrsStatementLineItems [Line Items]
Share price target | $ / shares	$ 30.00
Number of shares to be awarded	3,000,000